Cover	Jul. 30, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2021
Entity File Number	001-00035
Entity Registrant Name	General Electric Co
Entity Central Index Key	0000040545
Entity Tax Identification Number	14-0689340
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	5 Necco Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
0.375% Notes due 2022
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	GE 22A
Security Exchange Name	NYSE
1.250% Notes due 2023
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	GE 23E
Security Exchange Name	NYSE
0.875% Notes due 2025
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
1.875% Notes due 2027
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes due 2029
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7 1/2% Guaranteed Subordinated Notes due 2035
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes due 2037
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE